LONG-TERM DEBT (Details) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 ADS Purchased call option	Dec. 31, 2012 ADS Sold Warrants USD ($)	Sep. 24, 2012 Convertible Senior Notes USD ($)	Dec. 31, 2012 Convertible Senior Notes USD ($)	Dec. 31, 2012 Convertible Senior Notes CNY	Sep. 24, 2012 Convertible Senior Notes ADS USD ($)	Dec. 31, 2012 Convertible Senior Notes ADS USD ($)
LONG-TERM DEBT
Aggregate principle amount					$ 180,000,000
Interest rate (as a percent)					0.50%
Initial conversion rate								0.0517116
Initial conversion price (in dollars per share)								$ 19.34
Proceeds from issuance of convertible debt	176,112,005	1,097,195,400			175,000,000
Debt issuance costs					5,400,000
Value of the Notes	180,000,000	1,121,418,000				180,000,000	1,100,000,000
Percentage of principal amount at which the entity is required to repurchase debt under non-contingent option						1.00	1.00
Percentage of principal amount at which the entity may be required to repurchase debt under contingent option						1.00	1.00
Increased initial conversion price, after effect of call option and warrants (in dollars per share)									$ 26.37
Proceeds from sale of warrants	$ 26,886,238	167,503,950		$ 26,600,000
Number of shares that can be purchased from warrants sold				9.3
Exercise price of warrants sold (in dollars per share)				$ 26.37
Expected life of warrants				5 years
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option			9.3